UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01447
                                                     ---------

                            WPG Large Cap Growth Fund
                            -------------------------
               (Exact name of registrant as specified in charter)

                     One New York Plaza, New York, NY 10004
                     --------------------------------------
               (Address of principal executive offices) (Zip code)

                            Joseph Reardon, Secretary

                               One New York Plaza

                               New York, NY 10004
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-908-9882

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004

Item 1. SCHEDULE OF INVESTMENTS

               WPG LARGE CAP GROWTH FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

   NUMBER
 OF SHARES                                                              VALUE
------------                                                         ----------
               AEROSPACE/DEFENSE (1.0%)
       4,000   General Dynamics Corp.                                   408,400
                                                                     ----------

               BANKING/FINANCIAL (2.3%)
       4,300   Commerce Bancorp, Inc.                                   237,360
      29,600   MBNA Corp.                                               745,920
                                                                     ----------
                                                                        983,280
                                                                     ----------

               BASIC INDUSTRIES (1.6%)
      18,600   Monsanto Company                                         677,412
                                                                     ----------

               BROADCASTING/ADVERTISING (2.0%)
      36,600   The Walt Disney Co.                                      825,330
                                                                     ----------

               BUSINESS SERVICES (3.1%)
      22,600*  Accenture Ltd                                            611,330
      14,200*  Charles River Labs                                       650,360
                                                                     ----------
                                                                      1,261,690
                                                                     ----------

               CAPITAL GOODS (2.2%)
      10,400   Centex Corp                                              524,784
       6,100   Deere & Co.                                              393,755
                                                                     ----------
                                                                        918,539
                                                                     ----------

               CONGLOMERATES (0.8%)
      10,300   Tyco International Ltd.                                  315,798
                                                                     ----------

               CONSUMER CYCLICALS (6.6%)
       4,100   Black & Decker Corp.                                     317,504
      12,000*  Coach Inc.                                               509,040
      35,300*  Home Depot,Inc.                                        1,383,760
      10,600   Wal Mart Stores, Inc.                                    563,920
                                                                     ----------
                                                                      2,774,224
                                                                     ----------

               CONSUMER NON-CYCLICALS (8.7%)
      26,000   Anheuser-Busch Companies, Inc.                         1,298,700
      14,800   Avon Products,Inc.                                       646,464
      20,300   Gillette Co.                                             847,322
      13,800   Pepsi Bottling Group                                     374,670
       9,000   Procter & Gamble Co.                                     487,080
                                                                     ----------
                                                                      3,654,236
                                                                     ----------

               ELECTRONICS-SEMICONDUCTORS (6.0%)
      29,200*  Advanced Mirco Devices                                   379,600
      33,900*  Applied Materials, Inc.                                  559,011
      31,600*  Fairchild Semiconductor International                    447,772
      31,200   Intel Corp.                                              625,872
      14,000*  LAM Research Corp                                        306,320
      16,300*  Micron Technology, Inc.                                  196,089
                                                                     ----------
                                                                      2,514,664
                                                                     ----------

               WPG LARGE CAP GROWTH FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

   NUMBER
 OF SHARES                                                              VALUE
------------                                                         ----------
               ENERGY (1.5%)
       4,000*  Newfield Exploration Co.                                 244,960
      11,300   XTO Energy Inc                                           367,024
                                                                     ----------
                                                                        611,984
                                                                     ----------

               FINANCE (7.6%)
      18,000   American International Group Inc                       1,223,820
      10,700   Capital One Financial Corp                               790,730
      11,300   Countrywide Financial Corp.                              445,107
      11,500   Fannie Mae                                               729,100
                                                                     ----------
                                                                      3,188,757
                                                                     ----------

               FOOD (3.0%)
      27,700   McDonald's Corp                                          776,431
      11,500*  Yum! Brands Inc.                                         467,590
                                                                     ----------
                                                                      1,244,021
                                                                     ----------

               HEALTH CARE (15.8%)
      19,900   Biomet Inc                                               932,912
      11,850*  Coventry Corporation                                     632,435
      20,100*  EON Labs Inc                                             436,170
       7,400   Glaxosmithkline PLC- ADR                                 323,602
      38,200   Johnson & Johnson                                      2,151,806
       9,900*  Merck & Co.,Inc.                                         326,700
      60,600   Pfizer Inc                                             1,854,360
                                                                     ----------
                                                                      6,657,985
                                                                     ----------

               MEDICAL PRODUCTS (4.2%)
      14,700*  Imclone Systems                                          776,895
      13,000   United Healthcare Corp.                                  958,620
                                                                     ----------
                                                                      1,735,515
                                                                     ----------

               MISCELLANEOUS (0.5%)
       4,400   Ishares Trust-Russell 1000G                              198,880
                                                                     ----------

               WPG LARGE CAP GROWTH FUND
               PORTFOLIO OF INVESTMENTS AS OF SEPTEMBER 30, 2004 (UNAUDITED)

   NUMBER
 OF SHARES                                                              VALUE
------------                                                         ----------
               RETAIL (6.6%)
       4,700*  EBAY Inc                                                 432,118
      20,800   J.C.Penney Company Inc                                   733,824
      26,400   Radioshack Corp                                          756,096
      10,400   Sherwin Williams Co.                                     457,184
      15,800   Supervalu                                                435,290
                                                                     ----------
                                                                      2,814,512
                                                                     ----------

               TECHNOLOGY (22.0%)
      37,300*  BMC Software, Inc.                                       589,713
      58,200*  Cisco Systems Inc                                      1,053,420
      34,800*  Dell Computer Corp                                     1,238,880
      11,000   Harris Corp                                              604,340
      20,600   IMS Health Inc.                                          492,752
      10,200   International Business Machines Corp                     874,548
      49,000*  Microsoft Corp                                         1,354,850
      45,000   Motorola, Inc.                                           811,800
      60,500*  Oracle Corp                                              682,440
       7,000   Qualcomm Inc                                             273,280
      21,200*  Waters Corporation                                       934,920
      10,200*  Yahoo! Inc.                                              345,882
                                                                     ----------
                                                                      9,256,825
                                                                     ----------

               TELECOMMUNICATIONS (1.1%)
      18,500*  Nextel Communications                                    441,040
                                                                     ----------

               TRANSPORTATION (3.3%)
       5,800   Burlington Northern Santa Fe Corp.                       222,198
       6,200   FDX Corp                                                 531,278
      13,900   Ryder Systems, Inc.                                      653,856
                                                                     ----------
                                                                      1,407,332
                                                                     ----------

               TOTAL INVESTMENTS (97.5%) (COST $39,709,238)          41,890,424
               NET OTHER ASSETS (2.5%)                                   52,630
                                                                     ----------
               TOTAL NET ASSETS (100.0%)                             41,943,054
                                                                     ==========

               * Non-income producing securities.

Item 2. CONTROLS AND PROCEDURES

(a)(i) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS

A separate certification for each principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WPG Large Cap Growth Fund


By:   /s/ Daniel Vandivort
      --------------------
      Daniel Vandivort
      Chairman (Principal Executive Officer)

Date: November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Daniel Vandivort
      --------------------
      Daniel Vandivort
      Chairman (Principal Executive Officer)

Date: November 29, 2004


By:   /s/ William Kelly
      -----------------
      William Kelly
      Executive Vice President and Treasurer (Principal Financial Officer)

Date: November 29, 2004